Series B Debentures, Net of Current Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Series B Debentures	$ 79,185	$ 79,185
Less: Current maturities	(9,898)
Less: Unamortized debt discounts and issuance costs	(710)	(904)
Total	$ 68,577	$ 78,281